Investment Securities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)
Investment Securities [Line Items]
Partnership return amount	¥ 10,000,000
Interest rate percentage	8.00%
Principle and interests term	3 years
Amortized cost	¥ 210,473,725	¥ 196,098,179
Credit loss	4,594,583	8,741,132
Convertible fair value	¥ 39,161,360	¥ 40,876,080	$ 600,000
CNF FAMILY OFFICE LIMITED [Member]
Investment Securities [Line Items]
Convertible fair value | $				$ 5,000,000